Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	4,808.81
Net Fee	$ 22,811.19
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A